Business Segments and Enterprise-Wide Information (Schedule of Revenue and Long-Lived Assets by Geographic Location) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 2,291,586	$ 2,299,785	$ 2,198,151
Long-Lived Assets	1,072,075	1,185,073	1,006,218
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,242,753	2,254,790	2,154,943
Long-Lived Assets	1,028,516	1,141,299	975,334
All Other Geographic Locations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	48,833	44,995	43,208
Long-Lived Assets	$ 43,559	$ 43,774	$ 30,884